Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories	INVENTORIES Inventories consist of the following:

	December 31,	December 31,
	2023	2022
Raw materials	298	349
Work-in-process	1,745	1,490
Finished products	655	744
Total	2,698	2,583